Reserves (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Reserves

	Note	June 30	December 31
(in thousands)		2022	2021

Reserves
Share purchase warrants	20.1	$83,077	$83,077
Share purchase options	20.2	22,054	22,349
Restricted share units	20.3	6,356	7,196
Long-term investment revaluation reserve, net of tax	20.4	(99,214)	(65,586)

Total reserves		$12,273	$47,036

Summary of Share Purchase Warrants
The Company’s share purchase warrants (“warrants”) are presented below:

	Number of Warrants	Weighted Average Exercise Price	Exchange Ratio	Share Purchase Warrants Reserve

Warrants outstanding	10,000,000	$ 43.75	1.00	$83,077

Summary of Fair Value of Share Purchase Options	The weighted average fair value of share purchase options granted and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

	Six Months Ended June 30

	2022	2021

Black-Scholes weighted average assumptions

Grant date share price and exercise price	Cdn$60.00	Cdn$49.86

Expected dividend yield	1.32%	1.53%

Expected volatility	35%	35%

Risk-free interest rate	1.72%	0.51%

Expected option life, in years	3.0	3.0

Weighted average fair value per option granted	Cdn$13.84	Cdn$10.69

Number of options issued during the period	283,440	317,560

Total fair value of options issued (000’s)	$3,069	$2,720

Disclosure of Outstanding Share Purchase Options
A continuity schedule of the Company’s outstanding share purchase options from January 1, 2021 to June 30, 2022 is presented below:

	Number of Options Outstanding	Weighted Average Exercise Price

At January 1, 2021	1,786,817	Cdn$	29.54

Granted (fair value - $3 million or Cdn$10.69 per option)	317,560		49.86
Exercised	(258,000)		23.24
At March 31, 2021	1,846,377	Cdn$	33.90
Exercised	(31,745)		28.29
At June 30, 2021	1,814,632	Cdn$	33.92
Exercised	(109,135)		28.05
At December 31, 2021	1,705,497	Cdn$	34.40

Granted (fair value - $3 million or Cdn$13.84 per option)	283,440		60.00
Exercised	(329,480)		28.84
At March 31, 2022	1,659,457	Cdn$	38.59

Exercised	(434)		50.36
Forfeited	(6,154)		49.86

At June 30, 2022	1,652,869	Cdn$	38.73

Disclosure of Outstanding Restricted Share Units
A continuity schedule of the Company’s restricted share units outstanding from January 1, 2021 to June 30, 2022 is presented below:

	Number of RSUs Outstanding	Weighted Average Intrinsic Value at Date Granted

At January 1, 2021	370,258	$22.40

Granted (fair value - $4 million)	96,680	39.95
Released	(116,180)	24.10
At March 31, 2021	350,758	$26.68
Released	(700)	22.12
At June 30 and December 31, 2021	350,058	$26.69

Granted (fair value - $4 million)	89,210	46.93
Released	(87,838)	28.85
At March 31, 2022	351,430	$31.28

Granted	2,570	39.39

Forfeited	(1,320)	39.95

At June 30, 2022	352,680	$31.31

Disclosure of Long Term Investment Revaluation Reserve
A continuity schedule of the Company’s long-term investment revaluation reserve from January 1, 2021 to June 30, 2022 is presented below:

(in thousands)	Change in Fair Value	Deferred Tax Recovery (Expense)	Total

At January 1, 2021	$22,103	$(6,968)	$15,135

Unrealized gain (loss) on LTIs 1	(217)	(2,137)	(2,354)

Reallocate reserve to retained earnings upon disposal of LTIs 1	(60,530)	7,411	(53,119)

At March 31, 2021	$(38,644)	$(1,694)	$(40,338)

Unrealized gain (loss) on LTIs 1	(2,326)	(479)	(2,805)

At June 30, 2021	$(40,970)	$(2,173)	$(43,143)

Unrealized gain (loss) on LTIs 1	(11,457)	302	(11,155)

Reallocate reserve to retained earnings upon disposal of LTIs 1	(13,048)	1,760	(11,288)

At December 31, 2021	$(65,475)	$(111)	$(65,586)

Unrealized gain (loss) on LTIs 1	91	(194)	(103)

At March 31, 2022	$(65,384)	$(305)	$(65,689)

Unrealized gain (loss) on LTIs 1	(33,874)	349	(33,525)

At June 30, 2022	$(99,258)	$44	$(99,214)

1)	LTIs refers to long-term investments in common shares held.